            [CANADA LIFE INSURANCE COMPANY OF NEW YORK LETTERHEAD]


August, 2001



Dear Varifund(R) Policyholder:

Enclosed is the Varifund Semi-Annual Report for the period ending June 30, 2001. We encourage you to review this information and to refer to it as needed throughout the year.

Please call your Registered Representative or Canada Life if you have any questions.

Thank you for selecting Varifund for your financial needs.

Sincerely,


Ronald E. Beettam
Chairman

Encl.

                     [CANADA LIFE'S PRESTIGE SERIES LOGO]

         VARIFUND(R)                                  ANNUITY
--------------------------------     ----------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE     Average Annual Total Returns For Periods
                                                Ending June 30, 2001
                                            Assuming Contract Continues


                                                                                        One             Three
Portfolio Type          Portfolio                                      YTD              Year             Year
---------------------------------------------------------------------------------------------------------------
Aggressive Growth       Alger American Leveraged AllCap              (11.30)%         (31.75)%          12.89 %
                        Alger American Small Capitalization          (21.65)%         (43.37)%          (7.01)%
                        Berger Small Company Growth                  (16.48)%         (34.88)%           9.17 %
                        Seligman Frontier                             (3.72)%         (22.70)%          (6.10)%

                        ---------------------------------------------------------------------------------------
Equity Portfolios       Alger American Growth                         (5.57)%         (22.80)%           6.56 %
                        Alger American MidCap Growth                  (4.21)%          (9.42)%          12.88 %
                        Dreyfus Capital Appreciation                  (6.93)%         (10.70)%           2.35 %
                        Dreyfus Socially Responsible                 (14.74)%         (26.57)%           1.32 %
                        Fidelity VIP Growth                          (10.29)%         (24.58)%           7.42 %
                        Fidelity VIP II Contrafund                   (10.58)%         (16.01)%           3.67 %
                        Fidelity VIP II Index 500                     (7.28)%         (16.03)%           2.22 %
                        Fidelity VIP III Growth Opportunities         (9.42)%         (22.60)%          (5.44)%
                        Montgomery Growth                            (13.95)%         (24.21)%          (4.73)%

                        ---------------------------------------------------------------------------------------
Growth & Income         Dreyfus Growth & Income                       (0.88)%          (4.47)%           4.13 %

                        ---------------------------------------------------------------------------------------
International           Berger-IPT International                     (14.52)%         (21.68)%          (0.95)%
                        Fidelity VIP Overseas                        (12.09)%         (25.64)%          (1.66)%
                        Montgomery Emerging Markets                   (4.18)%         (27.91)%          (2.78)%

                        ---------------------------------------------------------------------------------------
Speciality Portfolio    Seligman Communications & Information         12.27 %         (32.16)%          15.71 %

                        ---------------------------------------------------------------------------------------
Balanced                Fidelity VIP II Asset Manager                 (4.26)%          (8.05)%           1.24 %

                        ---------------------------------------------------------------------------------------
Fixed Income            Fidelity Investment Grade Bond                 2.85 %           9.41 %           4.06 %
 Portfolios             Fidelity VIP High Income                      (7.86)%         (25.47)%         (12.06)%

                        ---------------------------------------------------------------------------------------
Money Market            Fidelity Money Market - current yield 3.81%*   1.85 %           4.40 %           3.63 %


                                                                                                       Since         Sub-Account
                                                                       Five             Ten           Sub-Acct        Inception
Portfolio Type          Portfolio                                      Year             Year          Inception          Date
---------------------------------------------------------------------------------------------------------------------------------
Aggressive Growth       Alger American Leveraged AllCap               16.14 %            N/A            15.04 %        05/01/1996
                        Alger American Small Capitalization           (0.96)%            N/A            (1.65)%        05/01/1996
                        Berger Small Company Growth                     N/A              N/A             8.03 %        05/01/1998
                        Seligman Frontier                              0.77 %            N/A             6.58 %        05/01/1995

                        ----------------------------------------------------------------------------------------------------------
Equity Portfolios       Alger American Growth                         14.87 %            N/A            14.06 %        05/01/1996
                        Alger American MidCap Growth                  14.86 %            N/A            13.50 %        05/01/1996
                        Dreyfus Capital Appreciation                    N/A              N/A             3.27 %        05/01/1998
                        Dreyfus Socially Responsible                  11.34 %            N/A            11.06 %        05/01/1996
                        Fidelity VIP Growth                           12.92 %            N/A            15.07 %        05/01/1994
                        Fidelity VIP II Contrafund                      N/A              N/A             4.33 %        05/01/1998
                        Fidelity VIP II Index 500                     12.52 %            N/A            12.68 %        05/01/1996
                        Fidelity VIP III Growth Opportunities           N/A              N/A            (4.73)%        05/01/1998
                        Montgomery Growth                               N/A              N/A             3.37 %        05/01/1997

                        ----------------------------------------------------------------------------------------------------------
Growth & Income         Dreyfus Growth & Income                        6.88 %            N/A             7.62 %        05/01/1996

                        ----------------------------------------------------------------------------------------------------------
International           Berger-IPT International                        N/A              N/A             2.04 %        05/01/1997
                        Fidelity VIP Overseas                          4.72 %            N/A             4.66 %        05/01/1994
                        Montgomery Emerging Markets                   (7.88)%            N/A            (7.28)%        05/01/1996

                        ----------------------------------------------------------------------------------------------------------
Speciality Portfolio    Seligman Communications & Information         18.55 %            N/A            17.00 %        05/01/1995

                        ----------------------------------------------------------------------------------------------------------
Balanced                Fidelity VIP II Asset Manager                  7.56 %            N/A             7.58 %        05/01/1994

                        ----------------------------------------------------------------------------------------------------------
Fixed Income            Fidelity Investment Grade Bond                 5.00 %           5.80%            5.66 %        12/04/1989
 Portfolios             Fidelity VIP High Income                      (2.84)%            N/A             1.12 %        05/01/1994

                        ----------------------------------------------------------------------------------------------------------
Money Market            Fidelity Money Market - current yield 3.81%*   3.53 %           2.87%            3.17 %        12/04/1989


*The Fidelity Money Market fund's yield quotation more closely reflects the current earnings to the fund then the total return. Fidelity Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 2001) is 3.81%. VariFund Fixed Account 1 year rate was 3.75% as of July 1, 2001. The Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of New York, Ardsley, NY at (914) 693-2300 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money. There are specific risks associated with global investing such as currency fluctuations, foreign taxation, differences in financial reporting practices and changes in political conditions. There are specific risks associated with emerging markets as the funds tend to be much more volatile than the U.S. market due to relative immaturity and occasional instability. A portfolio that concentrates its investments in one sector of the economy may be subject to greater share price fluctuations than a more diversified portfolio. There is also a greater risk by investing in smaller, less seasoned companies rather than larger, more established companies owing to such factors as inexperienced management and limited financial resources. The securities in which the Fidelity High Income portfolio invests are subject to risks associated with interest rate changes, foreign exposures and due to investing in value stocks and lower-quality debt securities which are subject to higher risks than investment grade bonds.
(Not valid without accompanying "standardized" performance returns.)
Date of first use June 30, 2001
                                                                            VAPR

                     [CANADA LIFE'S PRESTIGE SERIES LOGO]

         VARIFUND(R)                                  ANNUITY
--------------------------------     ----------------------------------------
VARIABLE SUB-ACCOUNT PERFORMANCE     Average Annual Total Returns For Periods
Single Premium Variable Annuity                 Ending June 30, 2001
                                         Assuming Contract is Surrendered
                                                  At End of Period


                                                                                              One             Three
Portfolio Type             Portfolio                                         YTD              Year             Year
---------------------------------------------------------------------------------------------------------------------

Aggressive Growth          Alger American Leveraged AllCap                 (16.70)%         (37.15)%          11.71 %
                           Alger American Small Capitalization             (27.05)%         (48.77)%          (8.77)%
                           Berger Small Company Growth                     (21.88)%         (40.28)%           7.90 %
                           Seligman Frontier                                (9.12)%         (28.10)%          (7.83)%

                           -------------------------------------------------------------------------------------------
Equity Portfolios          Alger American Growth                           (10.97)%         (28.20)%           5.23 %
                           Alger American MidCap Growth                     (9.61)%         (14.82)%          11.69 %
                           Dreyfus Capital Appreciation                    (12.33)%         (16.10)%           0.89 %
                           Dreyfus Socially Responsible                    (20.14)%         (31.97)%          (0.16)%
                           Fidelity VIP Growth                             (15.69)%         (29.98)%           6.11 %
                           Fidelity VIP II Contrafund                      (15.98)%         (21.41)%           2.25 %
                           Fidelity VIP II Index 500                       (12.68)%         (21.43)%           0.77 %
                           Fidelity VIP III Growth Opportunities           (14.82)%         (28.00)%          (7.15)%
                           Montgomery Growth                               (19.35)%         (29.61)%          (6.41)%

                           ------------------------------------------------------------------------------------------
Growth & Income            Dreyfus Growth & Income                          (6.28)%          (9.87)%           2.72 %

                           ------------------------------------------------------------------------------------------
International              Berger-IPT International                        (19.92)%         (27.08)%          (2.50)%
                           Fidelity VIP Overseas                           (17.49)%         (31.04)%          (3.23)%
                           Montgomery Emerging Markets                      (9.58)%         (33.31)%          (4.39)%

                           ------------------------------------------------------------------------------------------
Speciality Portfolio       Seligman Communications & Information             6.87 %         (37.56)%          14.58 %

                           ------------------------------------------------------------------------------------------
Balanced                   Fidelity VIP II Asset Manager                    (9.66)%         (13.45)%          (0.25)%

                           ------------------------------------------------------------------------------------------
Fixed Income Portfolios    Fidelity Investment Grade Bond                   (2.55)%           4.01 %           2.65 %
                           Fidelity VIP High Income                        (13.26)%         (30.87)%         (14.05)%

                           ------------------------------------------------------------------------------------------
Money Market               Fidelity Money Market                            (3.55)%          (1.00)%           2.21 %

                                                                                                              Since      Sub-Account
                                                                             Five              Ten           Sub-Acct     Inception
Portfolio Type             Portfolio                                         Year              Year         Inception        Date
-----------------------    --------------------------------------------------------------------------------------------------------
Aggressive Growth          Alger American Leveraged AllCap                  15.84 %            N/A            14.85 %     05/01/96
                           Alger American Small Capitalization              (1.52)%            N/A            (1.65)%     05/01/96
                           Berger Small Company Growth                        N/A              N/A             8.03 %     05/01/98
                           Seligman Frontier                                 0.24 %            N/A             6.37 %     05/01/95

                           -------------------------------------------------------------------------------------------------------
Equity Portfolios          Alger American Growth                            14.56 %            N/A            14.06 %     05/01/96
                           Alger American MidCap Growth                     14.54 %            N/A            13.50 %     05/01/96
                           Dreyfus Capital Appreciation                       N/A              N/A             3.27 %     05/01/98
                           Dreyfus Socially Responsible                     10.99 %            N/A            11.06 %     05/01/96
                           Fidelity VIP Growth                              12.58 %            N/A            15.07 %     05/01/94
                           Fidelity VIP II Contrafund                         N/A              N/A             3.81 %     05/01/98
                           Fidelity VIP II Index 500                        12.18 %            N/A            12.68 %     05/01/96
                           Fidelity VIP III Growth Opportunities              N/A              N/A            (5.36)%     05/01/98
                           Montgomery Growth                                  N/A              N/A             2.78 %     05/01/97

                           -------------------------------------------------------------------------------------------------------
Growth & Income            Dreyfus Growth & Income                           6.46 %            N/A             7.62 %     05/01/96

                           -------------------------------------------------------------------------------------------------------
International              Berger-IPT International                           N/A              N/A             1.22 %     05/01/97
                           Fidelity VIP Overseas                             4.27 %            N/A             4.66 %     05/01/94
                           Montgomery Emerging Markets                      (8.64)%            N/A            (8.00)%     05/01/96

                           -------------------------------------------------------------------------------------------------------
Speciality Portfolio       Seligman Communications & Information            18.28 %            N/A            16.87 %     05/01/95

                           -------------------------------------------------------------------------------------------------------
Balanced                   Fidelity VIP II Asset Manager                     7.16 %            N/A             7.58 %     05/01/94

                           -------------------------------------------------------------------------------------------------------
Fixed Income Portfolios    Fidelity Investment Grade Bond                    4.55 %           5.80 %           5.66 %     12/04/89
                           Fidelity VIP High Income                         (3.46)%            N/A             1.12 %     05/01/94

                           -------------------------------------------------------------------------------------------------------
Money Market               Fidelity Money Market                             3.05 %           2.87 %           3.17 %     12/04/89


The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II.

Annuities including the Money Market sub-account are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is still possible to lose money by investing in the fund. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company. As of May 1, 2000, the Fidelity VIP Money market and Fidelity VIP II Investment Grade Bond sub-accounts were substituted for the CLASF Money Market and Bond sub-accounts. Standardized performance reflects the performance of the CLASF Money Market and Bond sub-accounts through April 28,2000 and the Fidelity VIP Money Market and Fidelity VIP II Investment Grade Bond sub-accounts thereafter. Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 410 Saw Mill River Road, Ardsley, NY 10502, and distributed by its affiliate Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W. Atlanta GA 30339

The attached are incorprated by reference herein to the semi-annual reports filed on behalf of the following:

The Alger American Fund, filed August 24, 2001
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed August 24, 2001
     Portfolios which include: Berger IPT-International Fund; Berger IPT-Small Company Growth

Dreyfus Variable Investment Fund, filed August 28, 2001
     Portfolios which include: Dreyfus VIF-Growth and Income; Dreyfus VIF-Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed August 24, 2001
     Portfolios which include: Dreyfus Socially Responsible Growth Fund, Inc.

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed June 30, 2001
     Portfolios which include: Fidelity VIP Money Market

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
     Portfolios which include: Fidelity VIP II Investment Grade Bond

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
     Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed June 30, 2001
     Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed June 30, 2001
     Portfolios which include: Fidelity VIP III Growth Opportunities

Seligman Portfolios, Inc., filed August 30,2001
     Portfolios which include: Seligman Communications and Information; and Seligman Frontier

The Montgomery Funds III, filed June 30, 2001
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund